EMPLOYEE BENEFIT PLANS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Pension Plans
Weighted-average actuarial assumptions used in determining net periodic pension expense:
Discount rate	2.20%	3.16%	3.38%
Rate of increase in compensation levels	2.88%	2.87%	2.73%
Expected long-term rate of return on assets	2.29%	2.88%	2.97%
Weighted-average actuarial assumptions used in determining year-end benefit obligations:
Discount rate	2.09%	2.20%	3.16%
Rate of increase in compensation levels	2.85%	2.88%	2.87%
Assumed health care cost trend rates:
Discount rate used in determining net periodic postretirement benefit expense	2.20%	3.16%	3.38%
Discount rate used in determining year-end postretirement benefit obligation	2.09%	2.20%	3.16%
Domestic Pension Plan
Weighted-average actuarial assumptions used in determining net periodic pension expense:
Discount rate	2.86%
Rate of increase in compensation levels	3.75%
Weighted-average actuarial assumptions used in determining year-end benefit obligations:
Discount rate	3.01%
Rate of increase in compensation levels	2.50%
Assumed health care cost trend rates:
Discount rate used in determining net periodic postretirement benefit expense	2.86%
Discount rate used in determining year-end postretirement benefit obligation	3.01%
Domestic Postretirement Plans
Weighted-average actuarial assumptions used in determining net periodic pension expense:
Discount rate	3.53%	3.78%	3.02%
Weighted-average actuarial assumptions used in determining year-end benefit obligations:
Discount rate	4.66%	3.87%	3.78%
Assumed health care cost trend rates:
Health care cost trend rate for next year	6.60%	6.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Discount rate used in determining net periodic postretirement benefit expense	3.53%	3.78%	3.02%
Discount rate used in determining year-end postretirement benefit obligation	4.66%	3.87%	3.78%